Assets Held for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antminer S9 miners [Member]
Assets Held for Sale (Details) [Line Items]
Carrying amount	$ 779	$ 50
Net proceeds	101	75
Gain		$ 25
Loss	678
Impairment loss	432
Innosilicon T2T, Canaan Avalon A10, Antminer T15 & Antminer S15 miners [Member]
Assets Held for Sale (Details) [Line Items]
Carrying amount	22
Net proceeds	31
Gain	9
Impairment loss	113
MicroBT Whatsminer M20S miners [Member]
Assets Held for Sale (Details) [Line Items]
Carrying amount	748
Net proceeds	896
Gain	$ 148